                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _______
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Standard Long/Short Fund LP (successor to Javelin
            Opportunities LP)
Address:   7674 W. Lake Mead Blvd
           Suite 220
           Las Vegas, NV  89128

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas C. Barrow
Title:     Managing Member of the GP
Phone:     (702) 944-1066

Signature, Place, and Date of Signing:

    /s/ Thomas C. Barrow           Las Vegas, NV              11/3/2005
 ---------------------------   ---------------------   -----------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:             47

Form 13F Information Table Value Total:            $60
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.  Form 13F File Number   Name

   1    28-                    Capital  Standard  Long/Short  Fund
                               Offshore, Ltd. (successor to Javelin
                               Opportunities Fund Offshore, Ltd.)

   2    28-                    Capital  Standard  Partners LP (f/k/a
                               Javelin Partners LP)

                           FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------   ----------   ----------   --------   ---------------------   ----------   --------   -------------------------
                       TITLE OF                   VALUE     SHRS OR    SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER        CLASS        CUSIP      (x$1000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS     SOLE     SHARED   NONE
-------------------   ----------   ----------   --------   --------   ---   ----   ----------   --------   --------   ------   -----
***Aichi Bank Ltd     FOREIGN      6196550           729       6200   SH           SOLE                        6200

Alloy Inc             OTC IS       019855105         631     130300   SH           SOLE                      130300

Ambassadors           OTC IS       023178106        1223      85200   SH           SOLE                       85200
International

Ameron Inc            COM          030710107         817      17600   SH           SOLE                       17600

Calgon Carbon Corp    COM          129603106        1108     140300   SH           SOLE                      140300

Calpine Corp          COM          131347106         733     283000   SH           SOLE                      283000

Cathay Bancorp Inc    OTC IS       149150104         922      26000   SH           SOLE                       26000

Cherokee Inc New      OTC IS       16444H102        4096     117100   SH           SOLE                      117100

China Fire Safety     FOREIGN      6548076          1818   22390000   SH           SOLE                    22390000
Enterprises

China Pete & Chem     COM          16941R108        2326      51400   SH           SOLE                       51400
Corp ADR

Computer Associates   OPTION       2049126ME          20     109100         PUT    SOLE                      109100

***Consolidated       OTC IS       G23773107        4335     216200   SH           SOLE                      216200
Water Co Inc

CVS Corp              OPTION       1266506MJ           7      18100         PUT    SOLE                       18100

                         FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------   ----------   ----------   --------   ---------------------   ----------   --------   -------------------------
                      TITLE OF                   VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER        CLASS        CUSIP      (x$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------   ----------   ----------   --------   --------   ---   ----   ----------   --------   --------   ------   -----
Design Within Reach   OTC IS       250557105        1605     177700   SH           SOLE                      177700
Inc

Equator Exploration   OTC IS       G3084F128        1616     409000   SH           SOLE                      409000
Inc

Fu Ji Food and        OTC IS       G3685B104        2295    2023000   SH           SOLE                     2023000
Catering

Ichiyoshi             FOREIGN      J2325R104         572      50500   SH           SOLE                       50500
Securities Co Ltd

iShares Russell       OPTION       QDIWTP_O          147     133900         PUT    SOLE                      133900

Jakks Pac Inc         OPTION       47012E6ME         144      22100         PUT    SOLE                       22100

Jamdat Mobile Inc     COM          47023T100         393      18700   SH           SOLE                       18700

Leapfrog Enterprises  COM          52186N106        1117      75600   SH           SOLE                       75600
Inc

Lions Gate            OTC IS       535919203         693      72600   SH           SOLE                       72600
Entertainment Corp

Longs Drug Stores     COM          543162101        6386     148900   SH           SOLE                      148900
Inc

Longs Drug Stores     OPTION       5431626OH         243     164800         PUT    SOLE                      164800
Inc

MacQuarie Airports    OTC IS       6543628           429     171800   SH           SOLE                      171800

Medis Technologies    OTC IS       58500P107        1048      58400   SH           SOLE                       58400
Ltd

                         FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------   ----------   ----------   --------   ---------------------   ----------   --------   -------------------------
                       TITLE OF                  VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER        CLASS        CUSIP      (x$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------   ----------   ----------   --------   --------   ---   ----   ----------   --------   --------   ------   -----
Medis Technologies    OPTION       58500P6MC          46      21100         PUT    SOLE                       21100
Ltd

Melco International   FOREIGN      B092QP3           645     544000   SH           SOLE                      544000
Devel

Navteq Corp           COM          63936L100         904      18100   SH           SOLE                       18100

Nipponkoa Insurance   OTC IS       J5428G115        1716     222600   SH           SOLE                      222600
Co Ltd

OrthoLogic Corp       OTC IS       68750J107         782     204100   SH           SOLE                      204100

Peets Coffee and      OTC IS       705560100        2060      67300   SH           SOLE                       67300
Tea Inc

Petrochina Co Ltd     OTC IS       71646E100        4410      52900   SH           SOLE                       52900
ADS

Ritchie Bros          COM          767744105        2305      52400   SH           SOLE                       52400
Auctioneers

Sierra Pacific        COM          826428104         885      59600   SH           SOLE                       59600
Resources

Smedvig  Nok1.5       FOREIGN      R80454102         890      36300   SH           SOLE                       36300
Ser A

South Umpqua State    OTC IS       904214103         445      18300   SH           SOLE                       18300
Bank

Southwest Water Co    OTC IS       845331107        1182      81500   SH           SOLE                       81500

Symyx Technologies    OTC IS       87155S108        1092      41800   SH           SOLE                       41800
Inc

                         FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------   ----------   ----------   --------   ---------------------   ----------   --------   -------------------------
                       TITLE OF                  VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER        CLASS        CUSIP      (x$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------   ----------   ----------   --------   --------   ---   ----   ----------   --------   --------   ------   -----
Sysmex Corp           FOREIGN      6883807           222       6400    SH          SOLE                        6400

Tai Ping Carpets      FOREIGN      G8659F106         113     660000    SH          SOLE                      660000
Intl Ltd

Tejon Ranch Co        COM          879080109        2726      58000    SH          SOLE                       58000

Time Warner Inc       COM          887317105        1014      56000    SH          SOLE                       56000

True Religion         OTC IS       89784N104         764      45900    SH          SOLE                       45900
Apparel Inc

***United Arrows      FOREIGN      6166597           342       7600    SH          SOLE                        7600
Ltd

Vanguard Response     OTC IS       2184054           350     259000    SH          SOLE                      259000
Systems

WPT Enterprises       OTC IS       98211W108        1186     134500    SH          SOLE                      134500